Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets
Accounts receivable, reserve (in dollars)	$ 942	$ 776
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares authorized	160,000,000	160,000,000
Common stock, shares issued	107,598,889	107,243,473
Common stock, shares outstanding	105,697,693	107,086,324
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Treasury stock, shares	1,901,196	157,149